SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Fair value of derivative liabilities
	Total	Level 1	Level 2	Level 3
September 30, 2020:
Derivative liabilities	$209,338	$-	$-	$209,338

Total liabilities measured at fair value	$209,338	$-	$-	$209,338

June 30, 2020:
Derivative liabilities	$164,834	$-	$-	$164,834

Total liabilities measured at fair value	$164,834	$-	$-	$164,834

	Total	Level 1	Level 2	Level 3
June 30, 2020:
Derivative liabilities	$164,834	$-	$-	$164,834

Total liabilities measured at fair value	$164,834	$-	$-	$164,834

June 30, 2019:
Derivative liabilities	$1,617,774	$-	$-	$1,617,774

Total liabilities measured at fair value	$1,617,774	$-	$-	$1,617,774

Schedule of income (loss) per share
	Three Months Ended September 30,
	2020	2019

Weighted average number of shares outstanding – basic	111,986,110	35,499,687
Dilutive effect of convertible debt	-	39,691,943
Dilutive effect of Series B convertible preferred stock	-	30,000,000

Net	111,986,110	105,191,630